Trade and other liabilities	12 Months Ended
Dec. 31, 2018
Trade and other liabilities
Trade and other liabilities

22. Trade and other liabilities

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Trade and other liabilities	€68,038	€47,122	€31,209
Other current liabilities	—	—	60
Other non-current liabilities	1,578	1,662	2,532
Accrued charges	890	1,159	619
Total trade and other liabilities	€70,506	€49,942	€34,420